Stockholders'/members' equity (Details) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2017 voting_right € / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2015	Jun. 30, 2017 shares
Class of Stock [Line Items]
Common stock, conversion ratio			0.001	0.001
Class A Common Stock
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	30,026,635	30,916,474	30,026,635
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06	€ 0.06	€ 0.06
Common stock, voting rights per share | voting_right		1
Class B Common Stock
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	209,008,088	319,799,968.000	209,008,088
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.60	€ 0.60	€ 0.60
Common stock, voting rights per share | voting_right		10
Trivago GmbH
Class of Stock [Line Items]
Common stock dividends | €	€ 0.5
Payments of common stock dividends | €	€ 0.2
Trivago GmbH | Class A Common Stock
Class of Stock [Line Items]
Exchangeable shares, outstanding					110,791,880